Basis of Presentation and Summary of Material Accounting Policies	12 Months Ended
Dec. 31, 2023
Basis of Presentation and Summary of Material Accounting Policies
Basis of Presentation and Summary of Material Accounting Policies

Note 2. Basis of Presentation and Summary of Material Accounting Policies

A.	Basis of Presentation

Basis of Accounting

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (the “IASB”). Scully complies with all the requirements of IFRS. The material accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied.

These consolidated financial statements were prepared using going concern, accrual (except for cash flow information) and historical cost (except for investment property and certain financial assets and financial liabilities which are measured at fair value) bases.

In assessing the Group’s ability to continue as a going concern and the appropriateness of assuming the going concern basis in the preparation of its consolidated financial statements, management considered the impact and potential impact from the ongoing Russia-Ukraine war since February 2022 (see Note 2D(v)).

The presentation currency of these consolidated financial statements is the Canadian dollar ($), rounded to the nearest thousand (except per share amounts and currency rates), unless otherwise indicated.

Principles of Consolidation

These consolidated financial statements include the accounts of Scully and entities it controls. The Company controls an investee if and only if it has all the following: (a) power over the investee; (b) exposure, or rights, to variable returns from its involvement with the investee; and (c) the ability to use its power over the investee to affect the amount of its returns. Subsidiaries are consolidated from the date of their acquisition, being the date on which the Group obtains control, and continue to be consolidated until the date that such control ceases. All intercompany balances and transactions, including unrealized profits arising from intragroup transactions, have been eliminated in full. Unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred.

On the acquisition date, a non-controlling interest is measured at either its fair value or its proportionate share in the recognized amounts of the subsidiary’s identifiable net assets, on a transaction-by-transaction basis. Subsequently, the non-controlling interest increases or decreases for its share of changes in equity since the acquisition date.

The financial statements of Scully and its subsidiaries used in the preparation of these consolidated financial statements are prepared as of the same date, using uniform accounting policies for like transactions and other events in similar circumstances.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

Foreign Currency Translation

The presentation currency of the Group’s consolidated financial statements is the Canadian dollar.

Scully conducts its business throughout the world through its foreign operations. Foreign operations are entities that are subsidiaries or branches, the activities of which are based or conducted in countries or currencies other than those of Scully. Functional currency is the currency of the primary economic environment in which an entity operates and is normally the currency in which the entity primarily generates and expends cash. Foreign currency is a currency other than the functional currency of the entity. The functional currencies of the Company and its subsidiaries and branches primarily comprise the Canadian dollar, Euro (“EUR” or “€”) and United States dollar (“US$”).

Reporting foreign currency transactions in the functional currency

A foreign currency transaction is a transaction that is denominated or requires settlement in a foreign currency. A foreign currency transaction is recorded, on initial recognition in an entity’s functional currency, by applying to the foreign currency amount the spot exchange rate between the functional currency and the foreign currency at the date of the transaction. At the end of each reporting period: (a) foreign currency monetary items are translated using the closing rate; (b) non-monetary items denominated in a foreign currency that are measured in terms of historical cost are translated using the exchange rate at the date of the transaction; and (c) foreign currency non-monetary items that are measured at fair value are translated using the exchange rates at the date when the fair value was determined.

Exchange differences arising on the settlement of monetary items or on translating monetary items at rates different from those at which they were translated on initial recognition during the period or in previous periods are recognized in profit or loss in the period in which they arise, except for exchange differences arising on a monetary item that forms part of a reporting entity’s net investment in a foreign operation which are initially recorded in other comprehensive income in the consolidated financial statements and reclassified from equity to profit or loss on disposal of the net investment.

When a gain or loss on a non-monetary item is recognized in other comprehensive income, any exchange component of that gain or loss is recognized in other comprehensive income. Conversely, when a gain or loss on a non-monetary item is recognized in profit or loss, any exchange component of that gain or loss is recognized in profit or loss.

Use of a presentation currency other than the functional currency

When an entity presents its financial statements in a currency that differs from its functional currency, the results and financial position of the entity are translated into the presentation currency using the following procedures: (a) assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of the statement of financial position; (b) income and expenses for each statement of operations presented are translated at exchange rates at the dates of the transactions or, for practical reasons, the average exchange rates for the periods when they approximate the exchange rates at the dates of the transactions; (c) individual items within equity are translated at either the historical exchange rates when practical or at the closing exchange rates at the date of the statement of financial position; and (d) all resulting exchange differences are recognized in other comprehensive income.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

The following table sets out exchange rates for the translation of the Euro and United States dollar, which represented the major trading currencies of the Group, into the Canadian dollar:

	EUR	US$
Closing rate at December 31, 2023	1.4626	1.3226
Average rate for the year 2023	1.4597	1.3497
Closing rate at December 31, 2022	1.4458	1.3544
Average rate for the year 2022	1.3696	1.3013
Closing rate at December 31, 2021	1.4391	1.2678
Average rate for the year 2021	1.4828	1.2535

Fair Value Measurement

Certain assets and liabilities of the Group are measured at fair value (see Note 2B).

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement is for a particular asset or liability. Therefore, when measuring fair value, the Group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability takes place either:

(a)  in the principal market for the asset or liability; or

(b)  in the absence of a principal market, in the most advantageous market for the asset or liability.

The Group measures the fair value of an asset or a liability using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. IFRS 13, Fair Value Measurement (“IFRS 13”), establishes a fair value hierarchy that categorizes the inputs to valuation techniques used to measure fair value into three levels:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for the asset or liability.

Assessing the significance of a particular input to the fair value measurement in its entirety requires judgment, considering factors specific to the asset or liability.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

Non-current Assets Held for Sale

A non-current asset (or disposal group) is classified as held for sale if its carrying amount will be recovered principally through a sale transaction rather than through continuing use. For this to be the case, the asset (or disposal group) must be available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such asset (or disposal group), the appropriate level of management must be committed to a plan to sell the asset (or disposal group) and an active program to locate a buyer and complete the plan must have been initiated. Further, the asset (or disposal group) must be actively marketed for sale at a price that is reasonable in relation to its current fair value and the sale is highly probable to complete within one year from the date of classification, except as permitted under certain events and circumstances. If the aforesaid criteria are no longer met, the Group ceases to classify the asset (or disposal group) as held for sale.

Non-current assets (and disposal groups) classified as held for sale are measured at the lower of their carrying amounts and fair values less costs to sell. The Group does not depreciate or amortize a non-current asset while it is classified as held for sale. Immediately before the initial classification of the assets (or disposal group) as held for sale, the carrying amounts of the asset (or all the assets and liabilities in the group) are measured in accordance with applicable IFRS.

Use of Estimates and Assumptions and Measurement Uncertainty

The timely preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Management’s best estimates are based on the facts and circumstances available at the time estimates are made, historical experience, general economic conditions and trends and management’s assessment of probable future outcomes of these matters. Actual results could differ from these estimates and such differences could be material. For critical judgments in applying accounting policies and major sources of estimation uncertainty, see Notes 2C and 2D.

B. Material Accounting Policies

Accounting policy information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. Accounting policies that relate to immaterial transactions, other events or conditions are immaterial and need not be disclosed.

(i) Financial Instruments

Financial assets and financial liabilities are recognized in the consolidated statement of financial position when the Group becomes a party to the financial instrument contract. A financial asset is derecognized either when the Group has transferred the financial asset and substantially all the risks and rewards of ownership of the financial asset or when the contractual rights to the cash flows expire. A financial liability is derecognized when the obligation specified in the contract is discharged, cancelled or expired.

The Group classifies its financial assets into the following measurement categories: (a) subsequently measured at fair value (either through other comprehensive income (“FVTOCI”) or through profit or loss (“FVTPL”) and (b) subsequently measured at amortized cost. The classification of financial assets depends on the Group’s business model for managing the financial assets and the terms of the contractual cash flows. The Group classifies its financial liabilities as subsequently measured at amortized cost, except for financial liabilities at FVTPL. Change in the fair value of a loan payable measured at FVTPL is included in costs of sales and services.

Regular way purchases and sales of financial assets are accounted for at the settlement date.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

When a financial asset or financial liability is recognized initially, the Group measures it at its fair value plus, in the case of a financial asset or financial liability not at FVTPL, transaction costs that are directly attributable to the acquisition or issue of the financial asset or financial liability. Transaction costs related to the acquisition or issue of a financial asset or financial liability at FVTPL are expensed as incurred. The subsequent measurement of a financial instrument and the recognition of associated gains and losses are determined by the financial instrument classification.

A gain or loss on a financial asset or financial liability classified as FVTPL is recognized in profit or loss for the period in which it arises. A gain or loss on a financial asset measured at FVTOCI is recognized in other comprehensive income, except for impairment gains or losses and foreign exchange gains and losses, until the financial asset is derecognized. When the financial asset is derecognized, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss as a reclassification adjustment. Interest calculated using the effective interest method is recognized in profit or loss. For financial assets and financial liabilities carried at amortized cost, a gain or loss is recognized in profit or loss when the financial asset or financial liability is derecognized or impaired and through the amortization process.

Net gains or net losses on financial instruments at FVTPL do not include interest or dividend income.

Whenever quoted market prices are available, bid prices are used for the measurement of fair value of financial assets while ask prices are used for financial liabilities. When the market for a financial instrument is not active, the Group establishes fair value by using a valuation technique. Valuation techniques include using recent arm’s length market transactions between knowledgeable, willing parties, if available; reference to the current fair value of another financial instrument that is substantially the same; discounted cash flow analysis; option pricing models; and other valuation techniques commonly used by market participants to price the financial instrument.

(ii) Cash

Cash includes cash on hand and cash at banks which have maturities of three months or less from the date of acquisition and are generally interest-bearing.

Restricted cash refers to money that is held for a specific purpose and therefore not available to the Group for immediate or general business use. Restricted cash is accounted for as a separate item from cash on the Group’s consolidated statements of financial position.

(iii) Securities

Investments in equity securities are measured at FVTPL.

Debt securities which are held within a business model whose objective is to collect the contractual cash flows and sell the debt securities, and have contractual cash flows that are solely payments of principal and interest on the principal outstanding are measured at FVTOCI. Debt securities which are not held within a business model whose objective is to collect the contractual cash flows and sell the debt securities, or that do not have contractual cash flows that are solely payments of principal and interest on the principal outstanding are measured at FVTPL.

Gains and losses on sales of securities are calculated on the average cost basis.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

(iv) Derivatives

A derivative financial instrument is either exchange-traded or negotiated. A derivative financial instrument is included in the consolidated statements of financial position as a security (i.e. financial asset) or a financial liability and measured at FVTPL.

Changes in the fair values of derivative financial instruments that do not qualify for hedge accounting are recognized in profit or loss as they arise.

(v) Receivables

Trade and other receivables are measured at amortized cost.

Receivables are net of an allowance for expected credit losses, if any. The Group performs ongoing credit evaluations of its customers and recognizes a loss allowance for expected credit losses. Receivables are considered past due on an individual basis based on the terms of the contracts.

(vi) Allowance for Credit Losses

The Group recognizes and measures a loss allowance for expected credit losses on financial assets which are measured at amortized cost or at FVTOCI, including a contract asset or a loan commitment and a financial guarantee contract. The impairment methodology applied depends on whether there has been a significant increase in credit risk since initial recognition. To assess whether there is a significant increase in credit risk, the Group compares the risk of a default occurring on the asset as at the reporting date with the risk of default as at the date of initial recognition based on all information available, and reasonable and supportive forward-looking information.

When there is a significant increase in credit risk or for credit-impaired financial assets, the loss allowance equals the lifetime expected credit losses which is defined as the expected credit losses that result from all possible default events over the expected life of a financial instrument. If, at the reporting date, the credit risk on a financial asset has not increased significantly since initial recognition, the Group measures the loss allowance for the financial instrument at an amount equal to the 12-month expected credit losses which is defined as the portion of lifetime expected credit losses that represent the expected credit losses that result from default events on the financial instrument that are possible within the 12 months after the reporting date.

As required by IFRS 9, Financial Instruments (“IFRS 9”), the Group always measures the loss allowance at an amount equal to lifetime expected credit losses for trade receivables and contract assets that result from transactions that are within the scope of IFRS 15, Revenue from Contracts with Customers.

(vii) Inventories

Inventories principally consist of raw materials, work-in-progress, and finished goods. Inventories are recorded at the lower of cost and net realizable value. Cost, where appropriate, includes an allocation of manufacturing overheads incurred in bringing inventories to their present location and condition and is assigned by using the first-in, first-out or weighted average cost formula, depending on the class of inventories. Net realizable value represents the estimated selling price less all estimated costs of completion and costs to be incurred in marketing, selling and distribution. The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as an expense in the period the write-down or loss occurs. The reversal of a write-down of inventories arising from an increase in net realizable value is recognized as a reduction in the amount of costs of sales and services in the period in which the reversal occurs.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

(viii) Real Estate for Sale

Real estate for sale is real estate intended for sale in the ordinary course of business. The Group’s real estate for sale forms part of the security package for the €25,000 in principal amount of bonds (see Note 15) issued by Merkanti Holding plc (“Merkanti Holding”) in the year ended December 31, 2019, and to the extent that any sales of these properties, in whole or in part, cause the security to fall below a certain ratio, proceeds of said sale, up to an amount of the collateral shortfall, are required to be placed as cash collateral with the bondholder trustee until maturity.

Real estate for sale is measured at the lower of cost (on a specific item basis) and net realizable value. Net realizable value is estimated by reference to sale proceeds of similar properties sold in the ordinary course of business less all estimated selling expenses around the reporting date, or by management estimates based on prevailing market conditions. The amount of any write-down of properties to net realizable value is recognized as an expense in the period the write-down occurs. The reversal of a write-down arising from an increase in net realizable value is recognized in the period in which the reversal occurs.

All of the Group’s real estate is located in Europe.

(ix) Investment Property

Investment property is property that is held for generating rental income or for capital appreciation or both, rather than for: (a) use in the production or supply of goods or services or for administrative purposes; or (b) sale in the ordinary course of business. The Group’s investment property comprises freehold land and buildings. The Group’s investment property forms part of the security package for the €25,000 in principal amount of bonds (see Note 15) issued by Merkanti Holding in the year ended December 31, 2019. Investment property is initially recognized at cost including related transaction costs. After initial recognition, investment property is measured at fair value, with changes in fair value recognized in profit or loss in the period in which they arise.

The Group determines fair value without any deduction for transaction costs it may incur on sale or other disposal. Fair value of the Group’s investment property is based on valuations prepared annually by external evaluators in accordance with guidance issued by the International Valuation Standards Council and reviewed by the Group, or these valuations are updated by management when there are no significant changes in the inputs to the valuation prepared by external evaluators in the preceding year, in accordance with guidance on fair value in IFRS 13.

(x) Property, Plant and Equipment

Property, plant and equipment are carried at cost, net of accumulated depreciation and, if any, accumulated impairment losses. The initial cost of an item of property, plant and equipment comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, the initial estimate of any decommissioning obligation, if any, and, for qualifying assets, borrowing costs. The purchase price or construction cost is the aggregate amount paid and the fair value of any other consideration given to acquire the asset. Where an item of property, plant and equipment or part of the item that was separately depreciated is replaced and it is probable that future economic benefits associated with the replacement item will flow to the Group, the cost of the replacement item is capitalized and the carrying amount of the replaced asset is derecognized. All other replacement expenditures are recognized in profit or loss when incurred.

Inspection costs associated with major maintenance programs are capitalized and amortized over the period to the next inspection. All other maintenance costs are expensed as incurred.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

When a right-of-use asset is acquired under a lease contract, the asset is measured at cost at the commencement date.

The depreciable amounts of the Group’s property, plant, and equipment (i.e. the costs of the assets less their residual values) are depreciated according to the following estimated useful lives and methods, other than right-of-use assets which are depreciated from lease commencement dates to the earlier of the end of their useful lives or the end of their lease terms:

	Lives	Method
Processing plant and equipment	5 to 20 years	straight-line
Refinery and power plants	20 to 30 years	straight-line
Office equipment and other	3 to 10 years	straight-line
Office premises	2 to 10 years	straight-line

Depreciation expense is included in costs of sales and services or selling, general and administrative expense, whichever is appropriate.

The residual value and the useful life of an asset are reviewed at least at each financial year-end and, if expectations differ from previous estimates, the changes, if any, are accounted for as a change in an accounting estimate in accordance with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors (“IAS 8”). The depreciation method applied to an asset is reviewed at least at each financial year-end and, if there has been a significant change in the expected pattern of consumption of the future economic benefits embodied in the asset, the method is changed to reflect the changed pattern.

The carrying amount of an item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the item) is included in profit or loss in the period in which the item is derecognized.

(xi) Interests in Resource Properties

The Group’s interest in resource properties comprised of an interest in the Scully iron ore mine. Prior to December 31, 2022, the Group also owned, to a lesser extent, interests in hydrocarbon development, production assets and exploration and evaluation assets, all of which were classified as held for sale on December 31, 2022. See Note 4.

The Group derives revenue from a mining sub-lease of the lands upon which the Scully iron ore mine is situated in the Province of Newfoundland and Labrador, Canada. The sub-lease commenced in 1956 and expires in 2055.

Interests in resource properties are initially measured at cost and subsequently carried at cost less accumulated depletion and, if any, accumulated impairment losses. The carrying amount of an interest in a resource property is depleted using the unit of production method by reference to the ratio of production in the period to the related reserves (total of proved and probable reserves). The estimate of the reserves of iron ore is reviewed whenever significant new information about the reserve is available, or at least at each financial year-end.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

(xii) Impairment of Non-financial Assets

The Group reviews the carrying amounts of its non-financial assets at each reporting date to determine whether there is any indication of impairment. If any such indication exists, an asset’s recoverable amount is estimated.

The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. Where an individual asset does not generate separately identifiable cash flows, an impairment test is performed at the cash-generating unit (“CGU”) level. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Where the carrying amount of an asset (or CGU) exceeds its recoverable amount, the asset (or CGU) is considered impaired and written down to its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, an appropriate valuation model is used. These calculations are corroborated by external valuation metrics or other available fair value indicators wherever possible.

An assessment is made at the end of each reporting period whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, an estimate of the asset’s (or CGU’s) recoverable amount is reviewed. A previously recognized impairment loss is reversed to the extent that the events or circumstances that triggered the original impairment have changed. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, depletion and amortization, had no impairment loss been recognized for the asset in prior periods. A reversal of an impairment loss for a CGU is allocated to the assets of the CGU pro-rata with the carrying amounts of those assets.

The Group’s interest in the iron ore mine is assessed at the end of each reporting period whether there is any indication that the interest may be impaired. Impairment is recognized if the recoverable amount, determined as its value in use, is less than the carrying value. The Group’s interest in the iron ore mine is an individual asset which generates cash flows that are completely independent of those from other assets. As a result, the interest in the iron ore mine is tested for impairment on a standalone basis.

(xiii) Provisions, Financial Guarantee Contracts and Contingencies

Provisions are recognized when the Group has a present obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Provisions are measured at management’s best estimate of the expenditure required to settle the obligation at the reporting date. Where appropriate, the future cash flow estimates are adjusted to reflect risks specific to the liability. If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recorded as accretion and included in finance costs on the consolidated statements of operations.

A financial guarantee contract is initially recognized at fair value. If the guarantee is issued to an unrelated party on a commercial basis, the initial fair value is likely to equal the premium received. If no premium is received, the fair value must be determined using a method that quantifies the economic benefit of the guarantee to the holder. At the end of each subsequent reporting period, financial guarantees are measured at the higher of: (i) the amount of the loss allowance, and (ii) the amount initially recognized less cumulative amortization, where appropriate.

Contingent liabilities are possible obligations whose existence will only be confirmed by future events not wholly within the control of the Group. Contingent liabilities, other than those assumed in connection with business combinations which are measured at fair value at the acquisition date, are not recognized in the consolidated financial statements but are disclosed unless the possibility of an outflow of economic resources is considered remote. Legal costs in connection with a loss contingency are recognized in profit or loss when incurred.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

The Group does not recognize a contingent or reimbursement asset unless it is virtually certain that the contingent or reimbursement asset will be received.

(xiv) Own Equity Instruments

The Group’s holdings of its own equity instruments, including common stock and preferred stock, are presented as “treasury stock” and deducted from shareholders’ equity at cost and in the determination of the number of equity shares outstanding. No gain or loss is recognized in profit or loss on the purchase, sale, re-issue or cancellation of the Group’s own equity instruments.

(xv) Revenue Recognition

The Group recognizes revenue, excluding interest and dividend income and other such income from financial instruments which are recognized in accordance with IFRS 9, when or as the Group satisfies performance obligations by transferring the promised goods or services to its customers, in amounts that reflect the consideration to which the Group expects to be entitled in exchange for those goods or services. A good or service is transferred when or as the customer obtains control of that asset.

The Group typically satisfies its performance obligations upon shipment of the goods, or upon delivery, as the services are rendered or upon completion of services depending on whether the performance obligations are satisfied over time or at a point in time. The Group primarily acts as principal in contracts with its customers. The Group does not have material obligations for returns, refunds and other similar obligations, nor warranties and related obligations.

For performance obligations that the Group satisfies over time, the Group typically uses time-based measures of progress because the Group is providing a series of distinct services that are substantially the same and have the same pattern of transfer.

For performance obligations that the Group satisfies at a point in time, the Group typically uses shipment or delivery of goods and/or services in evaluating when a customer obtains control of promised goods or services.

A significant financing component exists and is accounted for if the timing of payments agreed to by the parties to the contract provides the customer or the Group with a significant benefit of financing the transfer of goods and services to the customer. As a practical expedient, the Group does not adjust the promised amount of consideration for the effects of a significant financing component if the Group expects, at contract inception, that the period between when the Group transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less.

Further details of the Group’s recognition policies on revenue from contracts with customers and other sources of revenue and income are as follows:

(a) Royalty – Royalty revenue is based on iron ore sold and shipped by an operator and are measured at the fair value of the consideration received or receivable. The Group recognizes revenue from these sales when control over the iron ore transfers to the operator’s customers. Royalty revenue are recognized in an amount that reflects the consideration which the Group is entitled under the mineral sublease and for which collectability is reasonably assured.

(b) Industrial and other goods and products – Industrial and other goods and products primarily include natural gas, power and electricity, food products and metals. Revenue from sale of industrial and other goods and products are recognized when products have been delivered, the amount of revenue can be reliably measured and collectability is reasonably assured. Customer credit worthiness is assessed prior to agreement signing, as well as throughout the contract duration. Generally, the Group’s sale transactions of industrial and other goods and products do not involve deliveries of multiple services and products and a financing component. They occur at different points in time and/or over different periods of time which is a significant judgment for the Group.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

(c) Rental income – Lease payments from properties letting under operating leases are recognized as rental income over the lease term on either a straight–line basis or another systematic basis that is more representative of the pattern in which benefit from the use of the underlying leased asset is diminished. Contingent rentals are recognized in the accounting period in which they are earned.

(d) Property management – Income from provision of property and facilities management services is recognized when the services are rendered.

(e) Property sales – Gains on sales of properties are recognized when the control over the ownership or physical possession of the property is transferred to the customers, which is the point in time when the Group satisfies its performance obligations under the contracts.

(f) Financial services – Interest income from merchant banking business is accrued on a time basis using the effective interest method. Fee income is realized as earned unless it is an integral part of a financing in which case it is amortized over the period of the loan using the effective interest method.

(g) Investment income – Dividend income from equity investments is recognized when the right to receive payment is established. Interest income from financial investments is recognized using the effective interest method.

(xvi) Costs of Sales and Services

Costs of sales and services include the costs of goods (royalty, goods and products and services, real estate for sale, medical instruments and supplies) sold. The costs of goods sold include both the direct cost of materials and indirect costs, freight charges, purchasing and receiving costs, inspection costs, distribution costs and a provision for warranty when applicable.

Other costs comprise other expenses and other income relating to or arising from the Group’s goods and services, which include write-downs of inventories and real estate for sale, net loss on securities and investment property, credit losses on financial assets, change in fair value of investment property and a loan payable measured at FVTPL and gains or losses on dispositions of subsidiaries and non-currency derivative contracts.

The reversal of write-downs of inventories and real estate for sale and credit losses reduces costs of sales and services.

(xvii) Employee Benefits

Wages, salaries, bonuses, social security contributions, paid annual leave and sick leave are accrued in the period in which the associated services are rendered by employees of the Group. The employee benefits are included in costs of sales and services or selling, general and administrative expenses, as applicable.

(xviii) Share-Based Compensation

The cost of equity-settled transactions with employees is measured by reference to the fair value of the equity instruments on the date at which the equity instruments are granted and is recognized as an expense over the vesting period, which ends on the date on which the relevant employees become fully entitled to the award. Fair value is determined by using an appropriate valuation model. At each reporting date before vesting, the cumulative expense is calculated, representing the extent to which the vesting period has expired and management’s best estimate of the achievement or otherwise of non-market conditions and the number of equity instruments that will ultimately vest. The movement in cumulative expense since the previous reporting date is recognized in profit or loss, with a corresponding amount in equity.

Share-based compensation expenses are included in selling, general and administrative expenses. When stock options are exercised, the exercise price proceeds together with the amount initially recorded in contributed surplus are credited to capital stock and additional paid-in capital.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

(xix) Finance Costs

Finance costs comprise interest expense on borrowings, accretion of the discount on decommissioning obligations and other liabilities.

Shares and debt issued are recorded at the amount of proceeds received, net of direct issue costs (transaction costs). The transaction costs attributable to debt issued are amortized over the debt term using the effective interest method.

(xx) Income Taxes

Income tax expense (recovery) comprises current income tax expense (recovery) and deferred income tax expense (recovery) and includes all domestic and foreign taxes which are based on taxable profits, for example, resource property revenue taxes.

The current income tax provision is based on the taxable profits for the period. Taxable profit differs from income before income taxes as reported in the consolidated statements of operations because it excludes items of income or expense that are taxable or deductible in other periods and items that are never taxable or deductible.

Deferred income tax is provided, using the liability method, on all temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts in the consolidated statement of financial position.

Deferred income tax liabilities are recognized for all taxable temporary differences:

˗	except where the deferred income tax liability arises on goodwill that is not tax deductible or the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences;
˗	in respect of taxable temporary differences associated with investments in subsidiaries and branches, except where the Group is able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, carry-forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry-forward of unused tax credits and unused tax losses can be utilized:

˗	except where the deferred income tax asset arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences;
˗	in respect of deductible temporary differences associated with investments in subsidiaries and branches, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future.

On the reporting date, management reviews the Group’s deferred income tax assets to determine whether it is probable that the benefits associated with these assets will be realized. The Group also reassesses unrecognized deferred income tax assets. The review and assessment involve evaluating both positive and negative evidence. The Group recognizes a previously unrecognized deferred income tax asset to the extent that it has become probable that future taxable profit will allow the deferred income tax asset to be recovered.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the reporting date. Tax relating to items recognized in other comprehensive income or equity is recognized in other comprehensive income or equity and not in profit or loss.

The Group has applied the exception to recognizing and disclosing information about deferred tax assets and liabilities related to the Economic Co-Operation and Development’s (the “OECD”) Pillar Two income taxes.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to set off current income tax assets against current income tax liabilities, and when they relate to income tax levied by the same taxation authority.

Withholding taxes (which include withholding taxes payable by a subsidiary on distributions to the Group) are treated as income taxes when they have the characteristics of an income tax. This is considered to be the case when they are imposed under government authority and the amount payable is calculated by reference to revenue derived.

The Group includes interest charges and penalties on current income tax liabilities as a component of interest expense.

(xxi) Earnings Per Share

Basic earnings per share is determined by dividing net income attributable to ordinary equity holders of Scully by the weighted average number of common shares outstanding during the period, net of treasury stock.

Diluted earnings per share is determined using the same method as basic earnings per share, except that the weighted average number of common shares outstanding includes the effect of dilutive potential ordinary shares. For the purpose of calculating diluted earnings per share, the Group assumes the exercise of its dilutive options with the assumed proceeds from these instruments regarded as having been received from the issue of common shares at the average market price of common shares during the period. The difference between the number of common shares issued and the number of common shares that would have been issued at the average market price of common shares during the period is treated as an issue of common shares for no consideration and added to the weighted average number of common shares outstanding. The amount of the dilution is the average market price of common shares during the period minus the issue price and the issue price includes the fair value of services to be supplied to the Group in the future under the share-based payment arrangement. Potential ordinary shares are treated as dilutive when, and only when, their conversion to ordinary shares would decrease earnings per share or increase loss per share from continuing operations.

The earnings per share information in prior years are retrospectively adjusted to reflect the impact of stock dividends.

C. Critical Judgments in Applying Accounting Policies

In the process of applying the Group’s accounting policies, management makes various judgments, apart from those involving estimations under Note 2D below that can significantly affect the amounts it recognizes in the consolidated financial statements. The following are the critical judgments that management has made in the process of applying the Group’s accounting policies and that have the most significant effects on the amounts recognized in the consolidated financial statements:

(i) Identification of CGUs

The Group’s assets are aggregated into CGUs, for the purpose of assessing and calculating impairment of non-financial assets, based on their ability to generate largely independent cash flows. The determination of CGUs requires judgment in defining the smallest identifiable group of assets that generate cash inflows that are largely independent of the cash inflows from other assets or groups of assets. CGUs have been determined based on similar geological structure, shared infrastructure, geographical proximity, product type and similar exposure to market risks. In the event facts and circumstances surrounding factors used to determine the Group’s CGUs change, the Group will re-determine the groupings of CGUs.

(ii) Impairment and Reversals of Impairment on Non-Financial Assets

The carrying amounts of the Group’s non-financial assets, other than deferred tax assets, are reviewed at the end of each reporting period to determine whether there is an indication of impairment or reversal of previously recorded impairment. If such indication exists, the recoverable amount is estimated.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

Determining whether there are any indications of impairment or impairment reversals requires significant judgment of external factors, such as an extended change in prices or margins for iron ore, a significant change in an asset’s market value, a significant revision of estimated volumes, revision of future development costs, a change in the Company’s market capitalization or significant changes in the technological, market, economic or legal environment that would have an impact on the Group’s CGUs. Given that the calculations for recoverable amounts require the use of estimates and assumptions, including forecasts of commodity prices, market supply and demand, product margins and in the case of the Group’s iron ore interest and power plant, expected production volumes, it is possible that the assumptions may change, which may impact the estimated life of the CGU and may require a material adjustment to the carrying values of non-financial assets.

Impairment losses recognized in prior years are assessed at the end of each reporting period for indications that the impairment has decreased or no longer exists. An impairment loss is reversed only to the extent that the carrying amount of the asset or CGU does not exceed the carrying amount that would have been determined, net of depreciation, depletion and amortization, if no impairment loss had been recognized.

See Notes 11 and 12.

(iii) Valuation of Investment Property

Investment properties are included in the consolidated statement of financial position at their market value, unless their fair value cannot be reliably determined at that time. The market value of investment properties is assessed annually by an independent qualified valuer, who is an authorized expert for the valuation of developed and undeveloped land in Germany, after taking into consideration the net income with inputs on realized basic rents, operating costs and damages and defects. The assumptions adopted in the property valuations are based on the market conditions existing at the end of the reporting period, with reference to current market sales prices and the appropriate capitalization rate. Changes in any of these inputs or incorrect assumptions related to any of these items could materially impact these valuations.

(iv) Assets Held for Sale and Discontinued Operations

The Group applies judgment to determine whether an asset (or disposal group) is available for immediate sale in its present condition and that its sale is highly probable and therefore should be classified as held for sale at the date of the statement of financial position. In order to assess whether it is highly probable that the sale can be completed within one year, or the extension period in certain circumstances, management reviews the business and economic factors, both macro and micro, which include the industry trends and capital markets, and the progress towards a sale transaction. It is also open to all forms of sales, including exchanges of non-current assets for other non-current assets when the exchange will have commercial substance in accordance with IAS 16, Property, Plant and Equipment.

During the fourth quarter of 2022, the Group entered into an agreement of purchase and sale with a third party whereby the Group agreed to sell its petroleum and natural gas rights and related tangibles located in Canada. As such, these non-current assets were classified as held for sale as at December 31, 2022 (see Note 4). Management did not consider these assets held for sale to be discontinued operations because (i) the assets did not form a separate segment, (ii) they did not have financial results which could be clearly identified from the rest of the Group, (iii) they did not form a separate major geographical area, and (iv) their dispositions were not part of a single coordinated plan to dispose a separate major line of business segment or geographical area of operations. Management, when exercising its judgments in terms of the assets’ contribution to the Group’s net loss, total assets and net assets, concluded that this disposition was not a separate major line of business or geographical area of operations. Based on the Group’s consolidated financial statements as of December 31, 2022, the assets held for sale represented 7% of the Group’s consolidated total assets. These production assets generated revenue from third parties of $17,583, loss before taxes of $35,760 (including an impairment loss of $31,443), income tax recovery of $8,116 and net loss of $27,644 during the year ended December 31, 2022, which were included in the Group’s operations for the year ended December 31, 2022. Excluding the impairment loss and its related income tax recovery, the production assets generated net loss of $3,433 and the Group reported a net income of $804 for the year ended December 31, 2022.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

(v) Credit Losses and Impairment of Receivables

Pursuant to IFRS 9, the Group applies credit risk assessment and valuation methods to its trade and other receivables under IFRS 9 which establishes a single forward-looking expected loss impairment model.

The Group measures the loss allowance for a financial instrument at an amount equal to the lifetime expected credit losses if the credit risk on the financial instrument has increased significantly since initial recognition. The objective of the impairment requirements is to recognize lifetime expected credit losses for all financial instruments for which there have been significant increases in credit risk since initial recognition — whether assessed on an individual or collective basis — considering all reasonable and supportable information, including that which is forward-looking.

At each reporting date, management assesses whether the credit risk on a financial instrument that is measured at amortized cost or at FVTOCI has increased significantly since initial recognition. When making the assessment, management uses the change in the risk of a default occurring over the expected life of the financial instrument instead of the change in the amount of expected credit losses. To make that assessment, management compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition and considers reasonable and supportable information, that is available without undue cost or effort, that is indicative of significant increases in credit risk since initial recognition.

Allowance for credit losses is maintained at an amount considered adequate to absorb the expected credit losses. Such allowance for credit losses reflects management’s best estimate of changes in the credit risk on the Group’s financial instruments and judgments about economic conditions. The assessment of allowance for credit losses is a complex process, particularly on a forward-looking basis; which involves a significant degree of judgment and a high level of estimation uncertainty. The input factors include the assessment of the credit risk of the Group’s financial instruments, legal rights and obligations under all the contracts and the expected future cash flows from the financial instruments, which include inventories, mortgages and other credit enhancement instruments. The major source of estimation uncertainty relates to the likelihood of the various scenarios under which different amounts are expected to be recovered through the security in place on the financial assets. The expected future cash flows are projected under different scenarios and weighted by probability, which involves the exercise of significant judgment. Estimates and judgments could change in the near-term and could result in a significant change to a recognized allowance.

D. Major Sources of Estimation Uncertainty

The timely preparation of the consolidated financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses.

The major assumptions about the future and other major sources of estimation uncertainty at the end of the reporting period that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below. These items require management’s most difficult, subjective or complex estimates. Actual results may differ materially from these estimates.

(i) Interest in Resource Properties and Reserve Estimates

The Group had an interest in the Scully iron ore mine with an aggregate carrying amount of $196,634 as at December 31, 2023.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

Generally, estimation of reported recoverable quantities of proved and probable reserves of resource properties include judgmental assumptions regarding production profile, prices of products produced, exchange rates, remediation costs, timing and amount of future development costs and production, transportation and marketing costs for future cash flows. It also requires interpretation of geological and geophysical models and anticipated recoveries. The economical, geological and technical factors used to estimate reserves may change from period to period. Changes in reported reserves can impact the carrying amounts of the Group’s interest in resource properties, the recognition of impairment losses and reversal of impairment losses, the calculation of depletion and the recognition of deferred income tax assets or liabilities due to changes in expected future cash flows. During the year ended December 31, 2023, the Group did not recognize any impairment in respect of its interest in resource properties.

The Group’s iron ore reserves are estimates of the amount of product that can be economically and legally extracted from the Group’s mining properties. Reserve and resource estimates are an integral component in the determination of the commercial viability of the Group’s interest in the iron ore mine, amortization calculations and impairment analyses. In calculating reserves and resources, estimates and assumptions are required about a range of geological, technical and economic factors, including quantities, grades, production techniques, production decline rates, recovery rates, production costs, commodity demand, commodity prices and exchange rates. In addition, future changes in regulatory environments, including government levies or changes in the Group’s rights to exploit the resource imposed over the producing life of the reserves and resources may also significantly impact estimates. See Note 12.

(ii) Impairment of Other Non-Financial Assets

The Group had property, plant and equipment aggregating $25,753 as at December 31, 2023, consisting mainly of a power plant. Impairment of the Group’s non-financial assets is evaluated at the CGU level. In testing for impairment, the recoverable amounts of the Group’s CGUs are determined as the higher of their values in use and fair values less costs of disposal. In the absence of quoted market prices, the recoverable amount is based on estimates of future production rates, future product selling prices and costs, discount rates and other relevant assumptions. Increases in future costs and/or decreases in estimates of future production rates and product selling prices may result in a write-down of the Group’s property, plant and equipment. See Note 11.

(iii) Taxation

The Group is subject to tax in a number of jurisdictions and judgment is required in determining the worldwide provision for income taxes. Deferred income taxes are recognized for temporary differences using the liability method, with deferred income tax liabilities generally being provided for in full (except for taxable temporary differences associated with investments in subsidiaries and branches where the Group is able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future) and deferred income tax assets being recognized to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilized.

The Group recognized deferred income tax assets of $9,509 as at December 31, 2023. In assessing the realizability of deferred income tax assets, management considers whether it is probable that some portion or all of the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income in Malta and Canada during the periods in which temporary differences become deductible or before tax loss and tax credit carry-forwards expire. Management considers the future reversals of existing taxable temporary differences, projected future taxable income, taxable income in prior years and tax planning strategies in making this assessment. Unrecognized deferred income tax assets are reassessed at the end of each reporting period.

The Group does not recognize the full deferred tax liability on taxable temporary differences associated with investments in subsidiaries and branches where the Group is able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future. The Group may change its investment decision in its normal course of business, thus resulting in additional income tax liabilities.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

The Group complies with IFRIC 23, Uncertainty over Income Tax Treatments, which provides guidance on the recognition and measurement of tax assets and liabilities under IAS 12, Income taxes (“IAS 12”) when there is uncertainty over income tax treatments. The operations and organization structures of the Group are complex, and the complex tax laws are potentially subject to different interpretations by management and the relevant taxation authorities. Significant judgement is required in the interpretations of the relevant tax laws and in assessing the probability of acceptance of the Group’s tax positions, which includes the Group’s best estimate of tax positions that are under audit or appeal by relevant taxation authorities in numerous jurisdictions. There are audits in progress and items under review, some of which may increase the Group’s income tax liabilities. The Group performs a review on a regular basis to incorporate management’s best assessment based on information available, but additional liability and income tax expense could result based on the non-acceptance of the Group’s tax positions by the relevant taxation authorities.

(iv) Contingencies

Pursuant to IAS 37, Provisions, Contingent Liabilities and Contingent Assets, the Group does not recognize a contingent liability. By their nature, contingencies will only be resolved when one or more future events occur or fail to occur. The assessment of contingencies inherently involves the exercise of significant judgment and estimates of the outcome of future events. If it becomes probable that an outflow of future economic benefits will be required for an item previously accounted for as a contingent liability, an accrual or a provision is recognized in the consolidated financial statements in the period in which the change in probability occurs. See Note 22 for further disclosures on contingencies.

(v) Pandemic COVID-19, Conflict in Ukraine, Geo-Political Tensions and Going Concern

GDP in major economies started to recover and grow again in 2023 after the COVID-19 pandemic, though across North America and Europe, growth is slowing due to aggressive monetary tightening, weaker global demand, rising interest rates, supply constraints, labour shortages and high inflation rates. The recovery faces headwinds generated by ongoing disruptions to global supply chains, the conflict in Ukraine, volatile oil and natural gas prices, price and wage inflation and labour market challenges. Rising geopolitical tensions are expected to contribute to a decline in growth rates in the world economies through the coming year. However, management does not believe the pandemic and the geo-political tensions will have significant impact on the going concern of the Group in the foreseeable future, which is considered to be 12 months from the date of approval of these consolidated financial statements, as the Group currently has sufficient cash, good working capital position and steady cash inflows from operations. Management has performed stress tests on their forecasts with various assumptions and the results showed that the Group would be able to withstand any significant impact on operations within the aforesaid timeframe.

Management took into consideration all of these various factors and risks when concluding on the Group’s ability to continue as a going concern and the appropriateness of this presentation when preparing these consolidated financial statements.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

E. Accounting Policy Developments

New Accounting Policies in 2023

The Group adopted the following accounting amendments effective January 1, 2023:

●	IFRS 17, Insurance Contracts, a replacement of IFRS 4, Insurance Contracts, that aims to provide consistency in the application of accounting for insurance contracts;

●	Amendments to IAS 1, Presentation of Financial Statements ("IAS 1"), IFRS Practice Statement 2, Making Materiality Judgements, and IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, requiring the disclosure of material accounting policy information rather than disclosing significant accounting policies, and clarifying how to distinguish changes in accounting policies from changes in accounting estimates; and

●	Amendments to IAS 12, Income Taxes-Deferred Tax related to Assets and Liabilities arising from a Single Transaction, narrowing the scope for exemption when recognizing deferred taxes.

●	Amendments to IAS 12-International Tax Reform—Pillar Two Model Rules provide, and the Group has applied, temporary relief from accounting for deferred income taxes arising from the OECD for Pillar Two model rules (which ensuring that large multinational corporations would be subject to a minimum 15% income tax rate in every jurisdiction in which they operate). As different jurisdictions are expected to implement the OECD rules at different speeds and at different points in time, the amendments are intended to help consistency within, and comparability across, financial statements.

The adoption of these standards and amendments did not have a material impact on the Group's  consolidated financial statements for the year ended December 31, 2023.

Future Accounting Changes

The IASB has issued the following amendments to existing standards that will become effective in future years:

●	Amendments to IAS 1-Classification of Liabilities as Current or Non-current, which were issued in 2020, clarifying the classification requirements in the standard for liabilities as current or non-current. Amendments to IAS 1, Non-current Liabilities with Covenants, which were issued in 2022, modifying the 2020 amendments to IAS 1, Classification of Liabilities as Current or Non-Current, to further clarify the classification, presentation, and disclosure requirements in the standard for non-current liabilities with covenants and deferring the effective date of the 2020 amendments to IAS 1, Classification of Liabilities as Current or Non-Current, to annual reporting periods beginning on or after January 1, 2024. Management does not expect that there will be material effects from these amendments on the Group’s consolidated financial statements; and
●	Amendments to IFRS 16, Leases-Lease Liability in a Sale and Leaseback, clarifying subsequent measurement requirements for sale and leaseback transactions for sellers-lessees. The amendments are effective for annual periods beginning on or after January 1, 2024.

Management is assessing the impacts, if any, the amendments to existing standards will have on the Group and does not expect that there will be material effects from these amendments on the Group’s consolidated financial statements.